Fixed Assets, net - Property and equipment, net (Tables) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Balance,at beginning of period		$ 0
Impairment loss		(1,454)
Balance,at end of period	$ 1,137	1,137
Cost | Property and equipment | Heidmar Inc.
Balance,at the beginning of period	1,098
Additions	52
Balance,at the end of period	1,150	1,150
Accumulated Depreciation | Property and equipment | Heidmar Inc.
Balance,at beginning of period	0
Depreciation	(13)
Balance,at end of period	(13)	(13)
Net Book Value | Property and equipment | Heidmar Inc.
Balance,at beginning of period	1,098
Additions	52
Depreciation	(13)
Balance,at end of period	$ 1,137	$ 1,137